Stock Based Compensation Plans:	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation Plans:

Note 9. Stock Based Compensation Plans:

Equity Incentive Plan

The Company's equity incentive plan provides for the grant of stock options to purchase up to a maximum of 9,939,500 of the Company’s Class A common shares. As of June 30, 2023, there were 2,361,107 options available for grant. Grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by the Board or a committee of the Board established pursuant to the equity incentive plan.

Stock option transactions for the six months ended June 30, 2023 and 2022 are as follows:

	2023		2022
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	7,578,393	$ 2.03	7,218,393	$ 2.08
	0	0	0	0
Options outstanding - end of period	7,578,393	$ 2.03	7,218,393	$ 2.08

Options exercisable - end of period	7,578,393	$ 2.03	7,173,391	$ 2.08

The following table relates to stock options at June 30, 2023:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.99 - $1.28	360,000	$1.07	$ 325,250	9.34	360,000	$1.07	$ 325,250	9.34
$1.60 - $1.60	2,983,750	$1.60	1,103,988	8.26	2,983,750	$1.60	1,103,988	8.26
$1.61 - $1.93	435,000	$1.77	86,950	6.28	435,000	$1.77	86,950	6.28
$2.39 - $2.39	3,369,643	$2.39	0	3.63	3,369,643	$2.39	0	3.63
$3.15 - $3.26	430,000	$3.21	0	1.46	430,000	$3.21	0	1.46
$0.99 - $3.26	7,578,393	$2.03	$ 1,516,188	5.76	7,578,393	$2.03	$ 1,516,188	5.76

The Company recorded non-cash compensation during the six months ended June 30, 2023 and 2022 of $0 and $7,904, respectively upon the vesting of stock options granted in prior periods.

Change of Control Agreements

The Company maintains change of control agreements with certain officers and employees. A Change of Control is generally defined as one or more of the following: the acquisition by any individual, entity or group, of beneficial ownership of 25 percent of the voting power of the Company’s outstanding Common Shares; a change in the composition of the Board that causes less than a majority of the current directors of the Board to be members of the incoming board; reorganization, merger or consolidation or sale or other disposition of all or substantially all of the assets of the Company; liquidation or dissolution of the Company; or any other event the Board reasonably determines constitutes a Change of Control. As of June 30, 2023, the amount payable to participants under the change of control agreements, in the event of a Change of Control, was approximately $5.7 million, which has not been recognized herein as no event of a change of control has been triggered as of the date of this report.

Milestone bonuses

The Company implemented an incentive bonus plan in the fourth quarter of 2021 which involves senior management whose cash compensation was reduced as part of a three-year cost reduction program. The plan provides for the payment of a bonus upon the achievement of specific objectives related to the development of the Company’s business and prospects in Venezuela within certain time frames. As of June 30, 2023, the estimated maximum amount payable under the plan in the event of the achievement of the specific objectives was approximately $2.8 million. This amount has not been recognized herein and will only be recognized when, in management’s judgment, it is probable the specific objectives will be achieved. The plan also provides for severance payments upon the occurrence of certain events resulting in termination of employment. As of December 31, 2022, the Company had an accrued liability for severance payments of approximately $0.5 million which was paid during the first quarter of 2023.